Taxation (Details) $ in Millions		12 Months Ended
	Apr. 01, 2018 HKD ($)	Dec. 31, 2022 CNY (¥)	Jun. 27, 2022
Taxation (Details) [Line Items]
Profits tax percentage		8.25%
Profits tax rates (in Dollars) | $	$ 2
Income tax rate percentage		25.00%	10.51%
General tax rate percentage		25.00%
Annual taxable income (in Yuan Renminbi)		¥ 3,000,000
Total assets (in Yuan Renminbi)		¥ 50,000,000
Administration tax description		In January 2019, the State Administration of Taxation announced that from January 1, 2019 to December 31, 2021, small and low-profit enterprises can enjoy a 20% corporate income tax rate on 25% of their taxable income amount for the proportion of taxable income not exceeding RMB1 million; and a 20% corporate income tax on 50% of their taxable income amount of more than RMB1 million but not exceeding RMB3 million. The State Administration of Taxation further announced that from January 1, 2022 to December 31, 2022, for the portion of taxable income not exceeding RMB1 million, the amount of taxable income can be halved from 25% to 12.5%, and the corporate income tax will be levied at 20%, for small and low-profit enterprises, and from January 1, 2022 to December 31, 2024, small and low-profit enterprises can enjoy a 20% corporate income tax rate on 25% of the taxable income amount for the portion of taxable income more than RMB1 million but not exceeding RMB3 million.
Income tax percentage		25.00%
Hong Kong [Member]
Taxation (Details) [Line Items]
Profits tax percentage		16.50%